INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2021
Intangible Assets
Schedule of intangible assets

	Video Game Catalogues	Platform Codin	g	Brands	Distribution Libraries	Total
	$	$		$	$	$
Cost:
At November 30, 2019	1,290,960	—		83,000	—	1,373,960
Additions - paid or accrued	—	3,325,000		—	—	3,325,000
Write-offs	(160,000)	—		(83,000)	—	(243,000)
At November 30, 2020	1,130,960	3,325,000		—	—	4,455,960
Additions – acquisition of IndieFlix (Note 3)	—	—		—	3,695,673	3,695,673
Impairments	(890,445)	(3,324,000)		—	—	(4,214,445)
At November 30, 2021	240,515	1,000		—	3,695,673	3,937,188

Amortization:
At November 30, 2019	88,721	—		—	—	88,721
Additions	75,397	—		—	—	75,397
At November 30, 2020	164,118	—		—	—	164,118
Additions	75,397	—		—	61,595	136,992
At November 30, 2021	239,515	—		—	61,595	301,110

Net book value:
At November 30, 2020	966,842	3,325,000		—	—	4,291,842
At November 30, 2021	1,000	1,000		—	3,634,078	3,636,078